Schedule of Accumulated Other Comprehensive Loss (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	$ (34,867)	$ (39,050)
Ending balance	(34,176)	(34,867)	$ (39,050)
Foreign Currency Translation Adjustment
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	(34,694)	(38,599)	(46,604)
Current period other comprehensive income (loss)	518	3,905	8,005
Ending balance	(34,176)	(34,694)	(38,599)
Cash Flow Hedging Instruments
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	(173)	(451)	636
Current period other comprehensive income (loss)	43	528	(876)
Reclassification adjustment	130	(250)	(211)
Ending balance	$ 0	$ (173)	$ (451)